Provisions - Summary of Provisions (Detail) - Product warranty provision [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 388,565	$ 56,129	¥ 256,080	$ 36,991
Provision made	694,016	100,251	626,255	90,463
Provision utilized	(579,096)	(83,651)	(493,770)	(71,325)
Ending balance	¥ 503,485	$ 72,729	¥ 388,565	$ 56,129